Contingent Liabilities and Commitments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Contingent Liabilities and Commitments
14.	Contingent Liabilities and Commitments

(a)	Legal Proceedings
Anti-trust litigations
Some individual claimants filed
“follow-on”
damages claims against the Group and other
TFT-LCD
manufacturers alleging violations of EU competition law. While the Group continues its vigorous defense of the various pending proceedings described above, as of December 31, 2020, the Group cannot reliably estimate the timing and amount of outflows of resources embodying economic benefits relating to the proceedings.
Solas OLED Ltd. Litigations
Between April 2019 and September 2020, Solas OLED Ltd. filed altogether four patent infringement actions, with two in the United States District Court for the Western District of Texas, one in the Mannheim District Court in Germany and one in the Beijing Intellectual Property Court in China, against the Controlling Company and television manufacturers. The actions in the United States and Germany also included the Controlling Company’s subsidiaries, LG Display America, Inc. and LG Display Germany GmbH, as defendants, respectively. In December 2020, the parties have reached an agreement to amicably settle all claims and, subsequently, all patent infringement actions have been formally dismissed.
Others
The Group is involved in various lawsuits and disputes in addition to pending proceedings described above. The Group cannot reliably estimate the timing and amount of outflows of resources embodying economic benefits relating to the disputes.

(b)	Commitments
Factoring and securitization of accounts receivable
The Controlling Company has agreements with Korea Development Bank and several other banks for accounts receivable sales negotiating facilities of up to an aggregate of USD 1,115 million (
~~W~~
1,213,120 million) in connection with the Controlling Company’s export sales transactions with its subsidiaries. As of December 31, 2020, there are no short-term borrowings that are outstanding but past due in connection with these agreements. In connection with all of the contracts in this paragraph, the Controlling Company has sold its accounts receivable with recourse.

The Controlling Company and overseas subsidiaries have agreements with financial institutions for accounts receivables sales negotiating facilities. The respective maximum amount of accounts receivables that could be sold under the agreement and the amount of sold, but not yet due, accounts receivables by contract are as follows:

(In millions of USD and KRW)
Classification	Financial institutions	Credit limit			Not yet due
		Contractual amount		KRW equivalent	Contractual amount		KRW equivalent
Controlling Company	Shinhan Bank	KRW USD	90,000 60	90,000 65,280	USD	— 30	— 32,657
	Sumitomo Mitsui Banking Corporation	USD	20	21,760		—	—
	MUFG Bank	KRW	17,000	17,000		—	—
		USD	160	174,080	USD	25	27,050
	BNP Paribas	USD	125	136,000	USD	25	27,249
	ING Bank	USD	90	97,920		—	—

		USD	455		USD	80
		KRW	107,000	602,040		—	86,956

Subsidiaries
LG Display Singapore Pte. Ltd.	Standard Chartered Bank	USD	300	326,400		—	—
LG Display Taiwan Co., Ltd.	BNP Paribas	USD	15	16,320		—	—
	Australia and New Zealand Banking Group Ltd.	USD	70	76,160		—	—
	KGI Bank Co., Ltd.	USD	30	32,640		—	—
LG Display Germany GmbH	BNP Paribas	USD	75	81,600	USD	75	81,551
	DZ Bank AG	USD	7	8,051	USD	7	8,051
LG Display America, Inc.	Hong Kong & Shanghai Banking Corp.	USD	400	435,200	USD	300	326,399
	Standard Chartered Bank	USD	600	652,800	USD	318	345,658
	Sumitomo Mitsui Banking Corporation	USD	200	217,600	USD	20	21,760
LG Display Japan Co., Ltd.	Chelsea Capital Corporation Tokyo Branch	USD	120	130,560		—	—

		USD	1,817	1,977,331	USD	720	783,419

		USD	2,272		USD	800
		KRW	107,000	2,579,371		—	870,375

In connection with all of the contracts in the above table, the Group has sold its accounts receivable without recourse.

Letters of credit
As of December 31, 2020, the Controlling Company entered into agreements with financial institutions in relation to the opening of letters of credit and the respective credit limits under the agreements are as follows:

(In millions of won and USD )
	Contractual amount		KRW equivalent
KEB Hana Bank	USD	150	~~W~~	163,200
Sumitomo Mitsui Banking Corporation	USD	50		54,400
Industrial Bank of Korea	USD	100		108,800
Industrial and Commercial Bank of China	USD	200		217,600
Shinhan Bank	USD	200		217,600
KB Kookmin Bank	USD	100		108,800
MUFG Bank	USD	100		108,800
The Export–Import Bank of Korea	USD	200		217,600

	USD	1,100	~~W~~	1,196,800

Payment guarantees
The Controlling Company obtained payment guarantees amounting to USD 338 million (
~~W~~
367,200 million) from KB Kookmin Bank and others for advances received related to the long-term supply agreements
.
The Controlling Company also obtained payment guarantees amounting to
USD 306 million (
~~W~~
332,724 million) from
Korea Development Bank for
foreign currency denominated bonds and USD 2 million (
~~W~~
2,176 million) from Shinhan Bank for value added tax payments in Poland.
LG Display (China) Co., Ltd. and other subsidiaries are provided with payment guarantees from the China Construction Bank and other various banks amounting to CNY 644 million (
~~W~~
107,522 million), JPY 900 million (
~~W~~
9,488 million), EUR 2.5 million (
~~W~~
3,346 million), VND 49,694 million (
~~W~~
2,341 million) and USD 0.5 million (
~~W~~
544 million), respectively, for their local tax payments and utility payments.
License agreements
As of December 31, 2020, the Group has technical license agreements with Hitachi Display, Ltd. and others in relation to its LCD business and patent cross license agreement with Universal Display Corporation in relation to its OLED business. Also, the Group has a trademark license agreement with LG Corp. and other intellectual property license agreements with various companies as of December 31, 2020.
Long-term supply agreement
As of December 31, 2020, in connection with
long-term
supply agreements with customers, the Controlling Company recognized USD 200 million (
~~W~~
217,600 million) in advances received. The advances received are offset against outstanding accounts receivable balances after a given period of time, as well as those arising from the supply of products thereafter. The Controlling Company received payment guarantees amounting to USD 338 million (
~~W~~
367,200 million) from KB Kookmin Bank and other various banks relating to advances received (see note 14(b) payment guarantees).

Pledged Assets
In connection with the borrowings amounting to CNY 19,320 million (
~~W~~
3,225,667 million) from China Construction Bank and others, as of December 31, 2020, the Group is providing its property, plant and equipment with carrying amount of
~~W~~
651,466 million as pledged assets.